Deferred income tax - Reconciliation of tax expense and the accounting profit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Deferred income tax [Line Items]
Profit (loss) before income tax	$ 101,129,000	$ (58,099,000)	$ (1,955,000)
Loss from discontinued operations before income tax	(387,604,000)	(66,810,000)	(52,094,000)
Profit (loss) before income tax	(327,889,000)	(124,909,000)	(54,049,000)
Theoretical income tax benefit	96,727,000	36,848,000	15,944,000
Share in the results of associates and joint ventures	70,933,000	18,497,000	26,341,000
Investment in associate available for sale	(83,192,000)	(21,305,000)	(12,266,000)
Effect of translation into U.S. dollars	(895,000)	(31,853,000)	14,995,000
Non - deductible expenses	(3,931,000)	(11,097,000)	(13,091,000)
Foreign exchange difference of permanent items	(9,001,000)	(10,524,000)	(3,081,000)
Mining royalties and special mining tax	(3,253,000)	1,273,000	(24,000)
Use (provision) for recovery of deferred tax asset	5,979,000	(3,213,000)	(3,052,000)
Unrecognized deferred tax asset for striping cost	(1,130,000)	(2,342,000)
Income tax income (expense)	72,237,000	(23,716,000)	25,766,000
Mining Royalties and Special Mining Tax	(7,152,000)	(1,714,000)	(176,000)
Total income tax benefit (expense)	23,671,000	(25,430,000)	25,590,000
Income tax from discontinued operations	41,414,000	0
Aggregate continuing and discontinued operations
Disclosure of Deferred income tax [Line Items]
Total income tax benefit (expense)	$ 65,085,000	$ (25,430,000)	$ 25,590,000